Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted (loss) earnings per share:

	For the year ended December 31,
($ and shares in thousands, except per share amounts)	2017	2016	2015
Numerator:
Net (loss) income attributable to IGT PLC	(1,068,576)	211,337	(75,574)

Denominator:
Weighted-average shares, basic	203,130	201,511	192,398
Incremental shares under stock based compensation plans	—	703	—
Weighted-average shares, diluted	203,130	202,214	192,398

Basic (loss) earnings per share attributable to IGT PLC	(5.26)	1.05	(0.39)
Diluted (loss) earnings per share attributable to IGT PLC	(5.26)	1.05	(0.39)